Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		€ 2,033	€ 4,519
Other income			222
Research and development costs		(11,830)	(12,323)
General and administrative costs		(3,852)	(3,234)
Total operating costs		(15,682)	(15,557)
Operating result		(13,649)	(10,816)
Financial income and expense		212	455
Results related to financial liabilities measured at fair value through profit or loss		54	282
Result before corporate income taxes		(13,383)	(10,079)
Result for the period		(13,383)	(10,079)
Other comprehensive income (foreign exchange differences on foreign operation)		179	(371)
Total comprehensive loss		(13,204)	(10,450)
Result attributable to
Owners of the Company		(13,383)	(10,079)
Total comprehensive loss attributable to
Owners of the Company		€ (13,204)	€ (10,450)
Share information
Weighted average number of shares outstanding (basic)	[1]	105,362,228	105,296,833
Weighted average number of shares outstanding (diluted)	[1]	105,362,228	105,296,833
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.13)	€ (0.1)
Diluted loss per share	[1]	€ (0.13)	€ (0.1)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.